Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net income (loss)	$ (8,206,065)	$ 4,676,603
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Gain on derecognition of non-financial asset		(16,951,477)
Goodwill impairment	6,083,146	4,111,079
Amortization of debt discount and deferred finance costs	301,917	1,975,501
Amortization of intangible assets		12,841
Change in fair value on investment in GMP Bio	(12,706)
Loss on debt conversion	373,142	257,810
Warrants issued in connection with private placement		2,905,316
Write off of accounts receivable	772
Stock compensation expense		902,141
Change in fair value of derivative	225,074	(142,150)
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(40,392)	(3,186)
Accounts payable and accrued expenses	(72,771)	873,951
Accounts payable to related party	26,836	(70,991)
Net cash provided by (used in) operating activities	(1,321,047)	(1,452,562)
Cash flows from financing activities:
Proceeds from / (repayment to) private placement	(125,000)
Proceeds from sales of common stock		158,820
Proceeds from short term debt	1,410,000
Proceeds from convertible debt, net of repayment		966,425
Repaid to others	(35,000)
Net cash provided by financing activities	1,250,000	1,125,245
Net increase (decrease) in cash	(71,047)	(327,317)
Cash and restricted cash - beginning of period	261,452	588,769
Cash and restricted cash - end of period	190,405	261,452
Supplemental cash flow information:
Interest paid	390,561	397,995
Income taxes paid	1,600
Non-cash investing and financing activities:
Warrants issued in connection with private placement & debt		368,375
Beneficial Conversion Feature on convertible debt and restricted common shares		570,717
Common shares issued upon partial conversion of debt	504,929	624,751
Common shares issued in lieu of services
Non-cash cost upon sale of common stock		83,180
Contribution from shareholder for payment of liabilities		$ 828,258